Interest Expense - Summary of Interest Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest costs [abstract]
Interest on Bank loans	¥ 3,094	¥ 2,134	¥ 1,684
Other loans	15,476	16,313	17,712
Lease liabilities	7,476
Accretion expense (Note 32)	5,525	5,678	5,453
Less: Amounts capitalized	(1,162)	(1,407)	(2,008)
Interest expense	¥ 30,409	¥ 22,718	¥ 22,841